Subsequent Events (Details) $ in Thousands, shares in Millions	1 Months Ended
Jan. 31, 2025 CAD ($) shares
Murphy lake north, Darby and Packrat properties
Subsequent Events
Interest held in property	100.00%
Other disposals of assets | Cosa
Subsequent Events
Percentage of shares held	19.95%
Other disposals of assets | Murphy lake north, Darby and Packrat properties
Subsequent Events
Percentage of interest acquire	70.00%
Shares received | shares	14.2
Deferred equity consideration	$ 2,250
Other disposals of assets | Cosa | Murphy lake north, Darby and Packrat properties
Subsequent Events
Committed exploration expenditure	$ 6,500